Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements - Fair value of financial instruments

The estimated fair values of the Navios Partners' financial instruments are as follows:

	December 31, 2022		December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$157,814	$157,814	$159,467	$159,467
Restricted cash	$17,284	$17,284	$9,979	$9,979
Amounts due from related parties, long-term	$41,403	$41,403	$35,245	$35,245
Amounts due to related parties, short-term	$(104,751)	$(104,751)	$(64,204)	$(64,204)
Long-term borrowings, including current portion, net	$(1,945,447)	$(1,960,175)	$(1,361,709)	$(1,374,445)

Fair Value Measurements - Fair value measurements on a Nonrecurring basis

	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Cash and cash equivalents	$157,814	$157,814	$—	$—
Restricted cash	$17,284	$17,284	$—	$—
Amounts due from related parties, long-term	$41,403	$—	$41,403	$—
Amounts due to related parties, short-term	$(104,751)	$—	$(104,751)	$—
Long-term borrowings, net (1)	$(1,960,175)	$—	$(1,960,175)	$—

	Fair Value Measurements as at December 31, 2021
	Total	Level I	Level II	Level III
Cash and cash equivalents	$159,467	$159,467	$—	$—
Restricted cash	$9,979	$9,979	$—	$—
Amounts due from related parties, long-term	$35,245	$—	$35,245	$—
Amounts due to related parties, short-term	$(64,204)	$—	$(64,204)	$—
Long-term borrowings, net (1)	$(1,374,445)	$—	$(1,374,445)	$—

(1)  The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account its creditworthiness.

As of December 31, 2022, the Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Vessels, net	$57,402	$—	$57,402	$—